Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Capital Stock
Entity Registrant Name	BRAZILIAN ELECTRIC POWER CO
Entity Central Index Key	0001439124
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Common shares
Capital Stock
Entity Common Stock, Shares Outstanding	1,087,050,297
Class A
Capital Stock
Entity Common Stock, Shares Outstanding	146,920
Class B
Capital Stock
Entity Common Stock, Shares Outstanding	265,436,883